Sales Incentives - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Schedule of Sales Deduction and Product Returns [Line Items]
Cash discount	2.00%
Minimum [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Period of return of inventory, maximum	3 months
Shelf life of products	18 months
Maximum [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Period of return of inventory, maximum	6 months
Shelf life of products	36 months